Form N-1A Cover	Feb. 18, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 18, 2026
Prospectus Date	Mar. 01, 2025